Note 11 - Liability Related to Sale of Future Royalties - Activity of Liability Related to Sale of Future Royalties (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended		87 Months Ended
	May 31, 2022	Sep. 30, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Liability related to sale of future royalties — beginning balance			$ 85,288		$ 0
Proceeds from sale of future royalties		$ 61,200	0		61,184
Non-cash royalty revenue			0		(1,083)
Non-cash interest (income) expense recognized			(1,136)	$ (3,038)	24,051
Consideration paid for termination of Royalty Monetization	$ (100)		(100)		(100)
Gain on termination of liability related to sale of future royalties			(84,052)	$ 0	(84,052)
Liability related to sale of future royalties as of December 31, 2022			$ 0		$ 0